Trade accounts receivables - Aging of trade accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of aging of trade accounts receivable
Trade accounts receivables	$ 229,032	$ 177,231
Cost/gross carrying amount
Disclosure of aging of trade accounts receivable
Trade accounts receivables	232,211	179,568
Cost/gross carrying amount | Current
Disclosure of aging of trade accounts receivable
Trade accounts receivables	222,670	150,134
Cost/gross carrying amount | Up to 3 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivables	6,728	26,810
Cost/gross carrying amount | From 3 to 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivables	102	135
Cost/gross carrying amount | Over 6 months past due
Disclosure of aging of trade accounts receivable
Trade accounts receivables	2,711	2,489
Impairment
Disclosure of aging of trade accounts receivable
Trade accounts receivables	$ (3,179)	$ (2,337)